FAIR VALUE MEASUREMENTS (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Noncash settlement transactions	23
Significant Unobservable Inputs (Level 3)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Jan 1	677	1,237
Gain (loss) included in earnings	3	(8)
Purchases	0	8,910
Settlements	(680)	(9,462)
Balance at Dec 31	0	677
Fair Value, Measurements, Nonrecurring | Fair Value Measured at Net Asset Value Per Share | Private Market Securities and Real Estate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unfunded commitments on investments	89
Fair Value, Measurements, Nonrecurring | Fair Value Measured at Net Asset Value Per Share | Private Market Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets at fair value:	120
Fair Value, Measurements, Nonrecurring | Fair Value Measured at Net Asset Value Per Share | Real Estate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets at fair value:	$ 29
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets at fair value:		$ 61	$ 0